Biological assets (Details) - Schedule of quantitative data about cattle raising activity - Heads of cattle [Member] - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Biological assets (Details) - Schedule of quantitative data about cattle raising activity [Line Items]
Total number of cattle	R$ 21,168	R$ 14,805
Consumable Cattle [Member]
Biological assets (Details) - Schedule of quantitative data about cattle raising activity [Line Items]
Total number of cattle	3,154	4,322
Production Cattle [Member]
Biological assets (Details) - Schedule of quantitative data about cattle raising activity [Line Items]
Total number of cattle	R$ 18,014	R$ 10,483